Restatement of Previously Issued Audit and Unaudited Financial Statements (Details) - Schedule of consolidated statement of operations - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
As Filed [Member]
Restatement of Previously Issued Audit and Unaudited Financial Statements (Details) - Schedule of consolidated statement of operations [Line Items]
Property operating expenses			$ 25,701,821
Total operating expenses			38,878,610
Loss from operations			(31,779,456)
Change in fair value of warrant liability
Total other expense	(23,674,129)	(34,561,670)	(39,708,832)
Net loss before income taxes	(33,936,903)	(56,772,990)	(71,488,288)
Net loss	(33,936,903)	(56,772,990)	(71,488,288)
Net loss attributable to HOFRE stockholders	$ (33,900,903)	$ (56,736,990)	$ (71,291,782)
Net loss per share – basic and diluted (in Dollars per share)	$ (1.04)	$ (3.90)	$ (2.68)
Restatement Adjustments [Member]
Restatement of Previously Issued Audit and Unaudited Financial Statements (Details) - Schedule of consolidated statement of operations [Line Items]
Property operating expenses			$ 930,000
Total operating expenses			930,000
Loss from operations			930,000
Change in fair value of warrant liability	$ 25,510,000	$ 25,510,000	26,733,116
Total other expense	25,510,000	25,510,000	26,733,116
Net loss before income taxes	25,510,000	25,510,000	25,803,116
Net loss	25,510,000	25,510,000	25,803,116
Net loss attributable to HOFRE stockholders	$ 25,510,000	$ 25,510,000	$ 25,803,116
Net loss per share – basic and diluted (in Dollars per share)	$ 0.78	$ 1.75	$ 0.97
Restated [Member]
Restatement of Previously Issued Audit and Unaudited Financial Statements (Details) - Schedule of consolidated statement of operations [Line Items]
Property operating expenses			$ 26,631,821
Total operating expenses			39,808,610
Loss from operations			(32,709,456)
Change in fair value of warrant liability	$ 25,510,000	$ 25,510,000	26,733,116
Total other expense	1,835,871	(9,051,670)	(12,975,716)
Net loss before income taxes	(8,426,903)	(31,262,990)	(45,685,172)
Net loss	(8,426,903)	(31,262,990)	(45,685,172)
Net loss attributable to HOFRE stockholders	$ (8,390,903)	$ (31,226,990)	$ (45,488,666)
Net loss per share – basic and diluted (in Dollars per share)	$ (0.26)	$ (2.15)	$ (1.71)